SHARE WARRANT OBLIGATIONS - Schedule of Fair Value Assumptions (Details)				12 Months Ended
	Jul. 19, 2023 $ / shares	Jan. 17, 2023 $ / shares	Dec. 16, 2022 $ / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2023 $ / shares
Public warrants
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Warrant price ($) (in USD per share)				$ 0.41	$ 0.7
Northern Genesis Acquisition Corp.
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Warrant price ($) (in USD per share)				0.05	0.45
Option Pricing Model
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Exercise price ($) (in USD per share)				11.50	11.50
Share price ($) (in USD per share)				$ 1.77	$ 2.24
Expected warrant life (years)				2 years 3 months 29 days	3 years 3 months 29 days
Option Pricing Model | Public warrants
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Exercise price ($) (in USD per share) | (per share)	$ 2.81	$ 2.80	$ 2.80			$ 2.81
Share price ($) (in USD per share) | (per share)	$ 2.78	$ 2.49	$ 2.54			$ 2.36
Expected warrant life (years)	5 years	5 years	5 years	4 years 6 months 14 days
Option Pricing Model | Warrant | Volatility (%) | Public warrants
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Warrant assumptions (as a percent)	0.57	0.45	0.44	0.57		0.57
Option Pricing Model | Warrant | Volatility (%) | Northern Genesis Acquisition Corp.
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Warrant assumptions (as a percent)				0.53	0.50	0.53
Option Pricing Model | Warrant | Risk-free interest rate (%) | Public warrants
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Warrant assumptions (as a percent)	0.0376	0.0295	0.0307	0.0328		0.0328
Option Pricing Model | Warrant | Risk-free interest rate (%) | Northern Genesis Acquisition Corp.
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Warrant assumptions (as a percent)				0.0381	0.0368	0.0381
Amazon Logistics, Inc. | Option Pricing Model
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Exercise price ($) (in USD per share)				$ 5.66	$ 5.66
Share price ($) (in USD per share)				$ 1.77	$ 2.24
Expected warrant life (years)				4 years 6 months	5 years 6 months
Amazon Logistics, Inc. | Option Pricing Model | Warrant | Volatility (%)
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Warrant assumptions (as a percent)				0.57	0.43	0.57
Amazon Logistics, Inc. | Option Pricing Model | Warrant | Risk-free interest rate (%)
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Warrant assumptions (as a percent)				0.0330	0.0338	0.0330